VIRTUS Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023
($ reported in thousands)
	Par Value	Value
Convertible Bonds and Notes—24.4%
Auto Manufacturers—0.4%
Ford Motor Co. 0.000%, 3/15/26(1)	$ 6,700	$ 6,583
Lucid Group, Inc. 144A 1.250%, 12/15/26(2)	17,880	10,737
		17,320

Banks—1.3%
Barclays Bank plc Series mtn 4.000%, 8/28/26(3)	39,145	41,611
BofA Finance LLC 0.600%, 5/25/27	19,120	20,419
		62,030

Biotechnology—1.3%
Alnylam Pharmaceuticals, Inc. 1.000%, 9/15/27	12,410	11,448
BioMarin Pharmaceutical, Inc.
0.599%, 8/1/24	3,550	3,444
1.250%, 5/15/27	8,620	8,539
Bridgebio Pharma, Inc. 2.250%, 2/1/29	12,175	9,070
Guardant Health, Inc. 0.000%, 11/15/27(1)	10,085	6,934
Halozyme Therapeutics, Inc. 0.250%, 3/1/27	16,055	13,547
Insmed, Inc. 0.750%, 6/1/28	4,225	4,191
Livongo Health, Inc. 0.875%, 6/1/25	6,900	6,305
Sarepta Therapeutics, Inc. 1.250%, 9/15/27	1,830	2,044
		65,522

Commercial Services—1.4%
Affirm Holdings, Inc. 0.000%, 11/15/26(1)	17,000	12,687
Block, Inc.
0.125%, 3/1/25	5,735	5,322
0.000%, 5/1/26(1)	19,765	16,504
0.250%, 11/1/27	2,860	2,147
Chegg, Inc. 0.125%, 3/15/25	9,215	8,284
Euronet Worldwide, Inc. 0.750%, 3/15/49	7,110	6,532
Shift4 Payments, Inc.
0.000%, 12/15/25(1)	3,525	3,469
0.500%, 8/1/27	16,220	13,858
		68,803

Computers—1.0%
Lumentum Holdings, Inc.
0.250%, 3/15/24	1,640	1,624
0.500%, 12/15/26	14,475	12,130
0.500%, 6/15/28	17,745	12,888
	Par Value	Value

Computers—continued
Seagate HDD Cayman 144A 3.500%, 6/1/28(2)	$ 7,705	$ 7,902
Zscaler, Inc. 0.125%, 7/1/25	10,240	12,298
		46,842

Electric Utilities—0.4%
Southern Co. (The) 144A 3.875%, 12/15/25(2)	17,910	17,409
Energy-Alternate Sources—0.6%
Enphase Energy, Inc.
0.000%, 3/1/26(1)	10,400	9,126
0.000%, 3/1/28(1)	4,290	3,550
SolarEdge Technologies, Inc. 0.000%, 9/15/25(1)	4,665	4,252
Sunnova Energy International, Inc. 2.625%, 2/15/28	18,640	11,454
		28,382

Engineering & Construction—0.3%
Fluor Corp. 144A 1.125%, 8/15/29(2)	14,250	14,727
Entertainment—0.7%
DraftKings Holdings, Inc. 0.000%, 3/15/28(1)	17,990	13,609
Live Nation Entertainment, Inc.
2.000%, 2/15/25	5,555	5,658
144A 3.125%, 1/15/29(2)	6,645	6,891
Vail Resorts, Inc. 0.000%, 1/1/26(1)	10,560	9,293
		35,451

Financial Services—2.1%
Coinbase Global, Inc. 0.500%, 6/1/26	21,960	16,483
Goldman Sachs Finance Corp. Series dMTN 4.000%, 9/28/26(3)	37,880	41,530
JPMorgan Chase Financial Co., LLC 0.500%, 6/15/27	18,000	19,975
SoFi Technologies, Inc. 144A 0.000%, 10/15/26(1)(2)	21,245	16,380
Upstart Holdings, Inc. 0.250%, 8/15/26	12,330	8,146
		102,514

Health Care REITs—0.5%
Welltower OP LLC 144A 2.750%, 5/15/28(2)	23,235	23,712
Healthcare-Products—0.9%
Envista Holdings Corp. 2.375%, 6/1/25	5,275	7,319
	Par Value	Value

Healthcare-Products—continued
Exact Sciences Corp.
0.375%, 3/15/27	$ 8,110	$ 7,340
0.375%, 3/1/28	16,810	14,509
Novocure Ltd. 0.000%, 11/1/25(1)	8,475	7,278
Omnicell, Inc. 0.250%, 9/15/25	7,965	7,183
		43,629

Healthcare-Services—0.2%
Teladoc Health, Inc. 1.250%, 6/1/27	11,000	8,766
Hotel & Resort REITs—0.2%
Pebblebrook Hotel Trust 1.750%, 12/15/26	12,180	10,102
Internet—4.2%
Etsy, Inc.
0.125%, 9/1/27	4,955	3,964
0.250%, 6/15/28	24,535	18,536
Expedia Group, Inc. 0.000%, 2/15/26(1)	23,335	20,273
Match Group Financeco 2, Inc. 144A 0.875%, 6/15/26(2)	10,295	9,002
Match Group Financeco 3, Inc. 144A 2.000%, 1/15/30(2)	6,620	5,763
Okta, Inc. 0.375%, 6/15/26	3,405	2,964
Opendoor Technologies, Inc. 144A 0.250%, 8/15/26(2)	7,375	4,958
Palo Alto Networks, Inc. 0.375%, 6/1/25	165	389
Sea Ltd. 0.250%, 9/15/26	24,825	19,798
Shopify, Inc. 0.125%, 11/1/25	13,000	11,590
Snap, Inc.
0.750%, 8/1/26	7,500	6,570
0.000%, 5/1/27(1)	7,755	5,747
0.125%, 3/1/28	30,440	20,973
Spotify U.S.A., Inc. 0.000%, 3/15/26(1)	18,205	15,483
Uber Technologies, Inc. 0.000%, 12/15/25(1)	20,775	19,381
Wayfair, Inc. 0.625%, 10/1/25	18,685	16,093
Wix.com Ltd. 0.000%, 8/15/25(1)	5,000	4,428
Zillow Group, Inc.
2.750%, 5/15/25	8,965	9,203
1.375%, 9/1/26	5,500	6,553
		201,668

Leisure Time—0.4%
NCL Corp., Ltd. 1.125%, 2/15/27	25,520	21,118
See Notes to Schedule of Investments

VIRTUS Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023
($ reported in thousands)
	Par Value	Value

Machinery-Diversified—0.2%
Middleby Corp. (The) 1.000%, 9/1/25	$ 8,915	$ 9,980
Media—1.1%
DISH Network Corp.
0.000%, 12/15/25(1)	14,730	9,832
3.375%, 8/15/26	7,890	4,742
Liberty Broadband Corp. 144A 3.125%, 3/31/53(2)	15,365	16,003
Liberty Media Corp.
1.375%, 10/15/23	7,310	8,027
144A 2.375%, 9/30/53(2)	14,753	14,805
		53,409

Mining—0.2%
MP Materials Corp. 144A 0.250%, 4/1/26(2)	12,250	10,520
Miscellaneous Manufacturing—0.4%
Axon Enterprise, Inc. 144A 0.500%, 12/15/27(2)	17,995	19,165
Passenger Airlines—0.3%
Southwest Airlines Co. 1.250%, 5/1/25	14,365	14,257
Pharmaceuticals—0.8%
Dexcom, Inc. 0.250%, 11/15/25	16,125	15,198
Jazz Investments I Ltd. 2.000%, 6/15/26	23,155	23,575
		38,773

Retail—0.1%
Burlington Stores, Inc. 144A 1.250%, 12/15/27(2)	4,895	4,577
Semiconductors—1.1%
Microchip Technology, Inc. 0.125%, 11/15/24	18,800	19,740
ON Semiconductor Corp. 144A 0.500%, 3/1/29(2)	18,310	20,105
Wolfspeed, Inc. 0.250%, 2/15/28	23,015	15,512
		55,357

Software—4.3%
Akamai Technologies, Inc.
0.125%, 5/1/25	12,050	14,212
0.375%, 9/1/27	7,975	8,306
Bentley Systems, Inc. 0.375%, 7/1/27	19,350	16,718
BILL Holdings, Inc. 0.000%, 4/1/27(1)	18,870	15,273
BlackLine, Inc. 0.000%, 3/15/26(1)	7,290	6,279
Cloudflare, Inc. 0.000%, 8/15/26(1)	15,450	13,132
Confluent, Inc. 0.000%, 1/15/27(1)	16,890	13,775
	Par Value	Value

Software—continued
Datadog, Inc. 0.125%, 6/15/25	$ 5,515	$ 6,472
DigitalOcean Holdings, Inc. 0.000%, 12/1/26(1)	17,485	13,366
MicroStrategy, Inc.
0.750%, 12/15/25	3,920	4,219
0.000%, 2/15/27(1)	12,620	8,787
Nutanix, Inc. 0.250%, 10/1/27	9,495	8,474
RingCentral, Inc. 0.000%, 3/1/25(1)	16,565	15,271
Splunk, Inc.
1.125%, 9/15/25	20,000	21,490
1.125%, 6/15/27	6,025	5,685
Tyler Technologies, Inc. 0.250%, 3/15/26	14,910	14,396
Unity Software, Inc. 0.000%, 11/15/26(1)	28,435	22,506
		208,361

Total Convertible Bonds and Notes (Identified Cost $1,424,959)		1,182,394

Corporate Bonds and Notes—33.4%
Advertising—0.2%
Clear Channel Outdoor Holdings, Inc.
144A 7.750%, 4/15/28(2)	5,410	4,319
144A 7.500%, 6/1/29(2)	7,810	5,972
		10,291

Aerospace & Defense—0.4%
Bombardier, Inc. 144A 7.500%, 2/1/29(2)	13,020	12,356
Spirit AeroSystems, Inc. 144A 9.375%, 11/30/29(2)	900	916
Triumph Group, Inc. 144A 9.000%, 3/15/28(2)	8,445	8,350
		21,622

Auto Manufacturers—0.7%
Ford Motor Co.
9.625%, 4/22/30	2,075	2,371
7.450%, 7/16/31	9,690	10,053
6.100%, 8/19/32	8,875	8,359
Ford Motor Credit Co. LLC
5.113%, 5/3/29	2,245	2,055
4.000%, 11/13/30	14,895	12,440
		35,278

Automotive Parts & Equipment—1.2%
American Axle & Manufacturing, Inc.
6.500%, 4/1/27	6,070	5,763
5.000%, 10/1/29	7,700	6,228
Clarios Global LP
144A 8.500%, 5/15/27(2)	8,615	8,590
144A 6.750%, 5/15/28(2)	9,585	9,357
	Par Value	Value

Automotive Parts & Equipment—continued
Goodyear Tire & Rubber Co. (The) 5.250%, 7/15/31	$ 21,515	$ 17,802
Tenneco, Inc. 144A 8.000%, 11/17/28(2)	10,695	8,703
		56,443

Building Materials—0.7%
Builders FirstSource, Inc.
144A 4.250%, 2/1/32(2)	10,405	8,533
144A 6.375%, 6/15/32(2)	8,065	7,591
Griffon Corp. 5.750%, 3/1/28	8,175	7,421
Summit Materials LLC 144A 5.250%, 1/15/29(2)	11,970	10,869
		34,414

Chemicals—0.7%
Chemours Co. (The)
144A 5.750%, 11/15/28(2)	6,645	5,767
144A 4.625%, 11/15/29(2)	13,120	10,555
Tronox, Inc. 144A 4.625%, 3/15/29(2)	10,895	8,792
WR Grace Holdings LLC 144A 5.625%, 8/15/29(2)	11,740	9,495
		34,609

Commercial Services—1.5%
ADT Security Corp. (The) 144A 4.125%, 8/1/29(2)	14,625	12,366
Avis Budget Car Rental LLC
144A 5.750%, 7/15/27(2)	6,905	6,535
144A 5.375%, 3/1/29(2)	5,680	5,048
Deluxe Corp. 144A 8.000%, 6/1/29(2)	5,540	4,570
Herc Holdings, Inc. 144A 5.500%, 7/15/27(2)	10,975	10,378
Hertz Corp. (The) 144A 5.000%, 12/1/29(2)	13,315	10,425
Monitronics International Escrow 9.125%, 4/1/49(3)	6,450	—
NESCO Holdings II, Inc. 144A 5.500%, 4/15/29(2)	12,150	10,662
United Rentals North America, Inc. 5.250%, 1/15/30	11,630	10,757
Williams Scotsman International, Inc. 144A 6.125%, 6/15/25(2)	3,246	3,213
		73,954

See Notes to Schedule of Investments

VIRTUS Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023
($ reported in thousands)
	Par Value	Value

Computers—0.8%
McAfee Corp. 144A 7.375%, 2/15/30(2)	$ 11,960	$ 10,013
NCR Corp. 144A 5.125%, 4/15/29(2)	6,740	5,938
Seagate HDD Cayman 144A 8.500%, 7/15/31(2)	10,995	11,279
Western Digital Corp. 4.750%, 2/15/26	12,635	12,039
		39,269

Containers & Packaging—0.9%
Berry Global, Inc. 144A 5.625%, 7/15/27(2)	13,090	12,646
Mauser Packaging Solutions Holding Co. 144A 7.875%, 8/15/26(2)	13,755	13,270
Owens-Brockway Glass Container, Inc. 144A 7.250%, 5/15/31(2)	7,195	7,033
Trivium Packaging Finance B.V. 144A 8.500%, 8/15/27(2)	12,770	11,670
		44,619

Diversified REITS—0.8%
Iron Mountain Information Management Services, Inc. 144A 5.000%, 7/15/32(2)	7,535	6,193
Iron Mountain, Inc.
144A 7.000%, 2/15/29(2)	15,125	14,793
144A 5.250%, 7/15/30(2)	10,050	8,780
SBA Communications Corp. 3.125%, 2/1/29	11,135	9,287
		39,053

Electronic Equipment, Instruments & Components—0.2%
WESCO Distribution, Inc. 144A 7.250%, 6/15/28(2)	11,220	11,274
Electronics—0.2%
Coherent Corp. 144A 5.000%, 12/15/29(2)	11,315	9,811
Engineering & Construction—0.1%
AECOM 5.125%, 3/15/27	4,625	4,380
Entertainment—1.9%
AMC Entertainment Holdings, Inc. 144A 7.500%, 2/15/29(2)	3,600	2,501
Caesars Entertainment, Inc.
144A 8.125%, 7/1/27(2)	11,990	12,047
144A 7.000%, 2/15/30(2)	12,500	12,163
	Par Value	Value

Entertainment—continued
CDI Escrow Issuer, Inc. 144A 5.750%, 4/1/30(2)	$ 10,035	$ 9,066
International Game Technology plc
144A 4.125%, 4/15/26(2)	7,305	6,872
144A 6.250%, 1/15/27(2)	3,200	3,132
Light & Wonder International, Inc. 144A 7.500%, 9/1/31(2)	10,495	10,373
Lions Gate Capital Holdings LLC 144A 5.500%, 4/15/29(2)	10,975	7,236
Live Nation Entertainment, Inc.
144A 6.500%, 5/15/27(2)	860	848
144A 4.750%, 10/15/27(2)	14,410	13,194
SeaWorld Parks & Entertainment, Inc. 144A 5.250%, 8/15/29(2)	14,510	12,746
		90,178

Environmental Services—0.3%
GFL Environmental, Inc. 144A 4.750%, 6/15/29(2)	14,905	13,249
Equity Real Estate Investment Trusts (REITs)—0.2%
Brookfield Property REIT, Inc. 144A 4.500%, 4/1/27(2)	9,205	7,671
Financial Services—1.4%
Nationstar Mortgage Holdings, Inc.
144A 5.500%, 8/15/28(2)	13,230	11,670
144A 5.750%, 11/15/31(2)	9,870	8,165
Navient Corp.
6.750%, 6/15/26	10,725	10,375
5.000%, 3/15/27	12,315	11,069
4.875%, 3/15/28	7,065	5,988
9.375%, 7/25/30	1,000	986
OneMain Finance Corp.
6.625%, 1/15/28	9,655	8,908
9.000%, 1/15/29	1,850	1,844
5.375%, 11/15/29	7,480	6,264
PRA Group, Inc. 144A 8.375%, 2/1/28(2)	3,755	3,417
		68,686

Food & Beverage—1.0%
Kraft Heinz Foods Co. 5.000%, 7/15/35	8,175	7,579
Performance Food Group, Inc.
144A 5.500%, 10/15/27(2)	7,630	7,229
144A 4.250%, 8/1/29(2)	10,125	8,746
	Par Value	Value

Food & Beverage—continued
Post Holdings, Inc.
144A 5.500%, 12/15/29(2)	$ 3,660	$ 3,318
144A 4.500%, 9/15/31(2)	9,420	7,840
Simmons Foods, Inc. 144A 4.625%, 3/1/29(2)	6,935	5,689
US Foods, Inc. 144A 4.750%, 2/15/29(2)	7,810	6,980
		47,381

Food Service—0.2%
Aramark Services, Inc. 144A 5.000%, 2/1/28(2)	8,355	7,727
Healthcare-Products—0.4%
Medline Borrower LP 144A 5.250%, 10/1/29(2)	22,630	19,559
Healthcare-Services—1.2%
Centene Corp. 4.625%, 12/15/29	2,490	2,243
Community Health Systems, Inc.
144A 5.625%, 3/15/27(2)	6,495	5,571
144A 6.875%, 4/15/29(2)	9,715	5,159
Select Medical Corp. 144A 6.250%, 8/15/26(2)	11,245	10,986
Tenet Healthcare Corp. 6.125%, 10/1/28	34,410	32,302
		56,261

Home Builders—0.1%
Taylor Morrison Communities, Inc. 144A 5.750%, 1/15/28(2)	4,615	4,299
Hotel & Resort REITs—0.6%
Park Intermediate Holdings LLC
144A 5.875%, 10/1/28(2)	8,830	8,069
144A 4.875%, 5/15/29(2)	9,060	7,664
Service Properties Trust
4.500%, 3/15/25	5,185	4,853
7.500%, 9/15/25	5,355	5,261
4.375%, 2/15/30	5,355	3,843
		29,690

Household Products/Wares—0.1%
Spectrum Brands, Inc. 144A 3.875%, 3/15/31(2)	8,430	6,839
Housewares—0.1%
Newell Brands, Inc. 6.625%, 9/15/29	3,165	3,012
Internet—0.7%
Gen Digital, Inc. 144A 7.125%, 9/30/30(2)	13,645	13,442
Uber Technologies, Inc.
144A 8.000%, 11/1/26(2)	4,925	4,983
144A 7.500%, 9/15/27(2)	13,190	13,299
See Notes to Schedule of Investments

VIRTUS Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023
($ reported in thousands)
	Par Value	Value

Internet—continued
144A 6.250%, 1/15/28(2)	$ 2,410	$ 2,357
		34,081

Investment Companies—0.3%
Compass Group Diversified Holdings LLC
144A 5.250%, 4/15/29(2)	14,195	12,411
144A 5.000%, 1/15/32(2)	3,650	2,975
		15,386

Iron & Steel—0.2%
Cleveland-Cliffs, Inc. 144A 6.750%, 3/15/26(2)	4,870	4,855
United States Steel Corp. 6.875%, 3/1/29	7,210	7,088
		11,943

Leisure Time—1.1%
Carnival Corp.
144A 5.750%, 3/1/27(2)	8,455	7,654
144A 6.000%, 5/1/29(2)	10,775	9,191
144A 10.500%, 6/1/30(2)	8,440	8,692
NCL Corp., Ltd. 144A 5.875%, 3/15/26(2)	12,550	11,587
Royal Caribbean Cruises Ltd.
144A 11.500%, 6/1/25(2)	705	744
144A 5.375%, 7/15/27(2)	9,215	8,528
144A 5.500%, 4/1/28(2)	6,100	5,594
		51,990

Lodging—0.6%
Boyd Gaming Corp. 144A 4.750%, 6/15/31(2)	6,045	5,144
Hilton Domestic Operating Co., Inc. 144A 4.000%, 5/1/31(2)	9,890	8,314
Hilton Grand Vacations Borrower Escrow LLC 144A 5.000%, 6/1/29(2)	8,230	7,139
MGM Resorts International 4.750%, 10/15/28	7,595	6,692
		27,289

Machinery-Construction & Mining—0.1%
Terex Corp. 144A 5.000%, 5/15/29(2)	7,100	6,358
Machinery-Diversified—0.2%
Chart Industries, Inc. 144A 7.500%, 1/1/30(2)	9,100	9,150
Media—4.0%
CCO Holdings LLC
4.500%, 5/1/32	6,375	5,003
144A 5.375%, 6/1/29(2)	14,405	12,924
144A 6.375%, 9/1/29(2)	12,135	11,315
144A 7.375%, 3/1/31(2)	8,400	8,113
	Par Value	Value

Media—continued
CSC Holdings LLC
144A 7.500%, 4/1/28(2)	$ 14,490	$ 9,408
144A 5.750%, 1/15/30(2)	3,000	1,681
DirecTV Financing LLC 144A 5.875%, 8/15/27(2)	15,910	14,067
DISH DBS Corp.
7.375%, 7/1/28	21,985	13,853
144A 5.750%, 12/1/28(2)	9,505	7,307
DISH Network Corp. 144A 11.750%, 11/15/27(2)	4,500	4,534
Gray Escrow II, Inc. 144A 5.375%, 11/15/31(2)	14,095	9,224
Gray Television, Inc.
144A 7.000%, 5/15/27(2)	10,060	8,652
144A 4.750%, 10/15/30(2)	2,325	1,540
iHeartCommunications, Inc. 8.375%, 5/1/27	11,905	8,540
Nexstar Media, Inc.
144A 5.625%, 7/15/27(2)	13,405	11,929
144A 4.750%, 11/1/28(2)	5,800	4,801
Scripps Escrow II, Inc. 144A 5.375%, 1/15/31(2)	13,495	8,292
Sirius XM Radio, Inc.
144A 4.000%, 7/15/28(2)	9,960	8,502
144A 4.125%, 7/1/30(2)	9,665	7,738
TEGNA, Inc. 5.000%, 9/15/29	12,820	10,768
Virgin Media Finance plc 144A 5.000%, 7/15/30(2)	8,345	6,559
Virgin Media Secured Finance plc
144A 5.500%, 5/15/29(2)	12,100	10,780
144A 4.500%, 8/15/30(2)	9,225	7,621
		193,151

Mining—0.5%
Arsenal AIC Parent LLC 144A 8.000%, 10/1/30(2)	8,340	8,299
FMG Resources August 2006 Pty Ltd. 144A 4.375%, 4/1/31(2)	4,130	3,398
Hudbay Minerals, Inc.
144A 4.500%, 4/1/26(2)	9,720	9,094
144A 6.125%, 4/1/29(2)	5,375	4,973
		25,764

Oil, Gas & Consumable Fuels—2.8%
Callon Petroleum Co.
144A 8.000%, 8/1/28(2)	13,490	13,509
144A 7.500%, 6/15/30(2)	7,640	7,408
CITGO Petroleum Corp. 144A 8.375%, 1/15/29(2)	9,490	9,478
Civitas Resources, Inc. 144A 8.750%, 7/1/31(2)	12,300	12,564
	Par Value	Value

Oil, Gas & Consumable Fuels—continued
CNX Resources Corp. 144A 7.375%, 1/15/31(2)	$ 4,510	$ 4,421
Cobalt International Energy, Inc. 7.750%, 12/1/23(3)	9,216	—(4)
Comstock Resources, Inc.
144A 6.750%, 3/1/29(2)	8,700	8,003
144A 5.875%, 1/15/30(2)	6,595	5,709
Mesquite Energy, Inc. 0.000%, 1/15/24	6,240	437
Northern Oil & Gas, Inc. 144A 8.750%, 6/15/31(2)	6,295	6,342
Occidental Petroleum Corp.
8.875%, 7/15/30	6,600	7,421
6.625%, 9/1/30	1,610	1,631
SM Energy Co.
6.625%, 1/15/27	7,980	7,820
6.500%, 7/15/28	7,075	6,792
Southwestern Energy Co.
5.375%, 3/15/30	12,115	11,037
4.750%, 2/1/32	4,720	4,051
Transocean, Inc. 144A 7.500%, 1/15/26(2)	10,490	10,252
USA Compression Partners LP 6.875%, 9/1/27	12,545	12,162
Weatherford International Ltd. 144A 8.625%, 4/30/30(2)	8,565	8,631
		137,668

Paper & Forest Products—0.2%
Mercer International, Inc. 5.125%, 2/1/29	10,985	8,662
Passenger Airlines—0.4%
American Airlines, Inc.
144A 11.750%, 7/15/25(2)	3,875	4,166
144A 5.750%, 4/20/29(2)	14,125	13,137
		17,303

Personal Care Product—0.2%
Coty, Inc. 144A 6.500%, 4/15/26(2)	10,335	10,283
Pharmaceuticals—0.9%
Bausch Health Americas, Inc. 144A 8.500%, 1/31/27(2)	32,710	16,600
Jazz Securities DAC 144A 4.375%, 1/15/29(2)	11,825	10,310
Organon & Co. 144A 5.125%, 4/30/31(2)	21,695	17,386
		44,296

Pipelines—0.8%
Antero Midstream Partners LP 144A 5.375%, 6/15/29(2)	8,185	7,494
See Notes to Schedule of Investments

VIRTUS Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023
($ reported in thousands)
	Par Value	Value

Pipelines—continued
Crestwood Midstream Partners LP 144A 6.000%, 2/1/29(2)	$ 9,405	$ 9,079
NGL Energy Operating LLC 144A 7.500%, 2/1/26(2)	13,625	13,476
NuStar Logistics LP 6.375%, 10/1/30	9,135	8,653
		38,702

Real Estate—0.2%
Kennedy-Wilson, Inc. 5.000%, 3/1/31	12,550	9,155
Retail—1.0%
Asbury Automotive Group, Inc.
4.750%, 3/1/30	6,155	5,260
144A 5.000%, 2/15/32(2)	4,280	3,546
Bath & Body Works, Inc. 144A 6.625%, 10/1/30(2)	12,955	12,146
Macy’s Retail Holdings LLC
144A 5.875%, 3/15/30(2)	4,510	3,823
144A 6.125%, 3/15/32(2)	4,955	4,089
Mariposa Borrower, Inc. Escrow 8.000%, 10/15/23(3)	6,810	2,202
New Red Finance, Inc. 144A 4.000%, 10/15/30(2)	12,185	10,126
Yum! Brands, Inc. 4.625%, 1/31/32	9,655	8,375
		49,567

Semiconductors—0.1%
Amkor Technology, Inc. 144A 6.625%, 9/15/27(2)	3,650	3,586
Software—0.9%
Alteryx, Inc. 144A 8.750%, 3/15/28(2)	7,995	7,959
Central Parent LLC 144A 8.000%, 6/15/29(2)	8,235	8,205
Clarivate Science Holdings Corp. 144A 4.875%, 7/1/29(2)	10,575	9,014
Consensus Cloud Solutions, Inc.
144A 6.000%, 10/15/26(2)	3,065	2,821
144A 6.500%, 10/15/28(2)	6,765	5,765
SS&C Technologies, Inc. 144A 5.500%, 9/30/27(2)	10,885	10,271
		44,035

	Par Value	Value

Telecommunications—1.8%
CommScope Technologies LLC 144A 5.000%, 3/15/27(2)	$ 10,105	$ 5,735
CommScope, Inc. 144A 6.000%, 3/1/26(2)	2,000	1,867
Frontier Communications Holdings LLC
144A 5.000%, 5/1/28(2)	10,165	8,679
144A 6.000%, 1/15/30(2)	12,310	9,003
144A 8.750%, 5/15/30(2)	5,420	5,146
Hughes Satellite Systems Corp. 6.625%, 8/1/26	15,020	12,842
Lumen Technologies, Inc.
144A 5.125%, 12/15/26(2)	9,205	5,017
144A 5.375%, 6/15/29(2)	23,075	7,384
Sprint LLC
7.125%, 6/15/24	6,860	6,902
7.625%, 3/1/26	7,435	7,641
T-Mobile USA, Inc.
3.375%, 4/15/29	8,250	7,256
3.500%, 4/15/31	14,160	11,973
Windstream Services LLC 144A 6.375%, 8/1/23(2)(3)(5)	7,464	—
		89,445

Transportation—0.5%
Fortress Transportation & Infrastructure Investors LLC
144A 9.750%, 8/1/27(2)	8,420	8,709
144A 5.500%, 5/1/28(2)	7,450	6,754
XPO, Inc. 144A 7.125%, 6/1/31(2)	6,365	6,270
		21,733

Total Corporate Bonds and Notes (Identified Cost $1,906,684)		1,619,116

	Shares
Convertible Preferred Stocks—1.8%
Banks—1.3%
Bank of America Corp. Series L, 7.250%	21,900	24,358
Wells Fargo & Co. Series L, 7.500%	35,490	39,571
		63,929

Financial Services—0.4%
Apollo Global Management, Inc., 6.750%	373,105	20,558
	Shares	Value

Professional Services—0.1%
Clarivate plc Series A, 5.250%	140,520	$ 4,107
Total Convertible Preferred Stocks (Identified Cost $113,447)		88,594

Preferred Stock—0.1%
Entertainment—0.1%
LiveStyle, Inc. Series B (3)(6)(7)	27,523	2,296
Total Preferred Stock (Identified Cost $2,699)		2,296

Common Stocks—35.7%
Aerospace & Defense—0.4%
Boeing Co. (The)(6)	38,950	7,466
RTX Corp.	182,630	13,144
		20,610

Air Freight & Logistics—0.7%
FedEx Corp.(8)	130,705	34,626
Automobile Components—0.3%
Aptiv plc(6)	136,291	13,437
Automobiles—1.5%
Tesla, Inc.(6)	287,883	72,034
Banks—1.1%
CCF Holdings LLC (3)(6)	7,416,755	4,450
CCF Holdings LLC Class M(3)(6)	1,759,917	1,056
JPMorgan Chase & Co.	156,885	22,751
Wells Fargo & Co.	665,555	27,195
		55,452

Biotechnology—0.0%
Clovis Liquidation Trust Units(3)(6)	4,474,067	369
Broadline Retail—1.7%
Alibaba Group Holding Ltd. Sponsored ADR(6)	92,535	8,026
Amazon.com, Inc.(6)	578,270	73,510
		81,536

Capital Markets—1.0%
CME Group, Inc. Class A	91,265	18,273
Moody’s Corp.	100,300	31,712
		49,985

Chemicals—1.1%
DuPont de Nemours, Inc.	405,835	30,271
Sherwin-Williams Co. (The)(8)	81,385	20,757
		51,028

See Notes to Schedule of Investments

VIRTUS Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023
($ reported in thousands)
	Shares	Value

Communications Equipment—0.3%
Cisco Systems, Inc.	299,340	$ 16,093
Consumer Finance—0.4%
Capital One Financial Corp.(8)	216,470	21,009
Erickson, Inc.(3)(6)	10,866	154
		21,163

Consumer Staples Distribution & Retail—0.5%
Costco Wholesale Corp.(8)	35,015	19,782
Target Corp.	54,415	6,017
		25,799

Electric Utilities—1.3%
Exelon Corp.	1,109,750	41,938
NextEra Energy, Inc.	371,642	21,291
		63,229

Electrical Equipment—0.2%
Generac Holdings, Inc.(6)	49,720	5,418
Plug Power, Inc.(6)	437,288	3,323
		8,741

Entertainment—0.0%
LiveStyle, Inc. (3)(6)(7)	202,319	—
Financial Services—1.6%
Global Payments, Inc.(8)	164,845	19,021
Mastercard, Inc. Class A	145,350	57,546
		76,567

Ground Transportation—1.2%
Uber Technologies, Inc.(6)(8)	411,855	18,941
Union Pacific Corp.(8)	188,945	38,475
		57,416

Healthcare Equipment & Supplies—0.9%
Abbott Laboratories	129,765	12,568
Align Technology, Inc.(6)(8)	42,222	12,891
Boston Scientific Corp.(6)	372,765	19,682
		45,141

Healthcare Providers & Services—0.8%
McKesson Corp.	29,645	12,891
UnitedHealth Group, Inc.	50,490	25,457
		38,348

Hotels, Restaurants & Leisure—1.4%
Chipotle Mexican Grill, Inc. Class A(6)	9,905	18,144
Las Vegas Sands Corp.	440,905	20,211
Starbucks Corp.	202,655	18,496
Trip.com Group Ltd. ADR(6)	251,540	8,797
		65,648

	Shares	Value

Insurance—0.4%
Aon plc Class A	66,855	$ 21,676
Interactive Media & Services—2.7%
Alphabet, Inc. Class A(6)	787,460	103,047
Meta Platforms, Inc. Class A(6)	95,075	28,542
		131,589

IT Services—0.1%
EPAM Systems, Inc.(6)	20,020	5,119
GTT Communications, Inc.(6)	8,647	99
		5,218

Life Sciences Tools & Services—1.9%
Avantor, Inc.(6)	280,592	5,915
Danaher Corp.	118,914	29,502
IQVIA Holdings, Inc.(6)	118,460	23,307
Thermo Fisher Scientific, Inc.	61,680	31,221
		89,945

Machinery—0.1%
Stanley Black & Decker, Inc.	82,623	6,906
Media—0.0%
Postmedia Network Canada Corp.(3)(6)	1,018,823	591
Oil, Gas & Consumable Fuels—1.7%
Chevron Corp.(8)	77,080	12,997
ConocoPhillips	218,150	26,134
Devon Energy Corp.	426,520	20,345
Pioneer Natural Resources Co.(8)	101,450	23,288
Riviera Resources, Inc.(3)(6)	25,527	—
		82,764

Pharmaceuticals—0.9%
Elanco Animal Health, Inc.(6)	358,695	4,032
Eli Lilly & Co.	40,890	21,963
Zoetis, Inc. Class A(8)	86,775	15,097
		41,092

Semiconductors & Semiconductor Equipment—2.7%
Advanced Micro Devices, Inc.(6)	153,605	15,794
Marvell Technology, Inc.	376,990	20,406
Micron Technology, Inc.(8)	389,325	26,486
NVIDIA Corp.	125,352	54,527
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	146,300	12,713
		129,926

Software—4.4%
Adobe, Inc. (6)(8)	51,345	26,181
Atlassian Corp. Class A(6)	55,805	11,245
	Shares	Value

Software—continued
Crowdstrike Holdings, Inc. Class A(6)	163,550	$ 27,375
Intuit, Inc.	46,030	23,519
Microsoft Corp.	260,796	82,346
Salesforce, Inc.(6)(8)	108,545	22,011
ServiceNow, Inc.(6)	33,425	18,683
Workday, Inc. Class A(6)	4,974	1,069
		212,429

Specialized REITs—0.4%
American Tower Corp.	113,300	18,632
Specialty Retail—2.0%
AutoZone, Inc.(6)(8)	10,955	27,826
Chewy, Inc. Class A(6)	245,667	4,486
Home Depot, Inc. (The)	100,200	30,276
TJX Cos., Inc. (The)(8)	397,955	35,370
		97,958

Technology Hardware, Storage & Peripherals—1.5%
Apple, Inc.(8)	414,995	71,051
Textiles, Apparel & Luxury Goods—0.5%
NIKE, Inc. Class B(8)	239,095	22,862
Quiksilver, Inc.(3)(6)	2	—
		22,862

Total Common Stocks (Identified Cost $2,096,748)		1,729,861

Warrants—0.0%
Banks—0.0%
CCF Holdings LLC, 4/1/24(3)(6)	2,911,361	961
IT Services—0.0%
GTT Communications, Inc., 12/30/27(3)(6)	27,745	—(4)
Media—0.0%
Tenerity, Inc., 4/1/24(3)(6)(7)	7,203	—
Oil, Gas & Consumable Fuels—0.0%
Nabors Industries Ltd., 6/11/26(6)	2,910	43
Total Warrants (Identified Cost $1,422)		1,004

Equity-Linked Notes—1.0%
Banks—0.6%
JPMorgan Chase Bank N.A. 144A(2)(3)	29,500	28,499
See Notes to Schedule of Investments

VIRTUS Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023
($ reported in thousands)
	Shares	Value

Financial Services—0.4%
Goldman Sachs Finance Corp.(3)	22,280,000	$ 19,501
Total Equity-Linked Notes (Identified Cost $52,337)		48,000

Equity-Linked Warrants—2.2%
Financial Services—2.2%
Barclays Bank plc 144A(2)(3)	42,120	35,110
Merrill Lynch International & Co. CV(3)	129,820	38,150
Merrill Lynch International & Co. CV Series 0001(3)	252,920	31,739
		104,999

Total Equity-Linked Warrants (Identified Cost $105,145)		104,999

Total Long-Term Investments—98.6% (Identified Cost $5,703,441)		4,776,264

TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—98.6% (Identified Cost $5,703,441)		4,776,264

Value
Written Options—(0.0)%
(See open written options schedule)
Total Written Options (Premiums Received $1,044)	$ (693)

TOTAL INVESTMENTS, NET OF WRITTEN OPTIONS—98.6% (Identified Cost $5,702,397)	$4,775,571
Other assets and liabilities, net—1.4%	67,003
NET ASSETS—100.0%	$4,842,574

Abbreviations:
ADR	American Depositary Receipt
DAC	Designated Activity Company
EV	Enterprise Value
LLC	Limited Liability Company
LP	Limited Partnership
REIT	Real Estate Investment Trust

Footnote Legend:
(1)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2023, these securities amounted to a value of $1,479,683 or 30.6% of net assets.
(3)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(4)	Amount is less than $500 (not in thousands).
(5)	Security in default; no interest payments are being received.
(6)	Non-income producing.
(7)	All or a portion of the security is restricted.
(8)	All or a portion of the security is segregated as collateral for written options. The value of securities segregated as collateral is $217,105.

Country Weightings†
United States	90%
United Kingdom	3
Curaçao	2
Bermuda	2
Canada	1
Cayman Islands	1
Panama	1
Total	100%
† % of total investments, net of written options, as of September 30, 2023.
Open written options contracts as of September 30, 2023 were as follows:
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2)
Adobe, Inc.	(286)	$(16,445)	$575.00	10/20/23	$(21)
Advanced Micro Devices, Inc.	(1,075)	(13,975)	130.00	10/20/23	(8)
Alibaba Group Holding Ltd.	(648)	(6,804)	105.00	10/20/23	(8)
Align Technology, Inc.	(211)	(7,913)	375.00	10/20/23	(40)
Alphabet, Inc.	(2,064)	(30,754)	149.00	10/20/23	(14)
Apple, Inc.	(2,075)	(41,500)	200.00	10/20/23	(4)
AutoZone, Inc.	(55)	(15,125)	2,750.00	10/20/23	(19)
Boeing Co. (The)	(195)	(4,485)	230.00	10/20/23	(3)
Capital One Financial Corp.	(1,515)	(18,180)	120.00	10/20/23	(3)
Chevron Corp.	(134)	(2,412)	180.00	10/20/23	(3)
Chipotle Mexican Grill, Inc.	(29)	(6,090)	2,100.00	10/20/23	(2)
ConocoPhillips	(1,527)	(20,615)	135.00	10/20/23	(14)
Costco Wholesale Corp.	(175)	(10,500)	600.00	10/20/23	(14)
DuPont de Nemours, Inc.	(952)	(7,426)	78.00	10/20/23	(31)
FedEx Corp.	(740)	(21,090)	285.00	10/20/23	(24)
Global Payments, Inc.	(824)	(10,712)	130.00	10/20/23	(10)
Home Depot, Inc. (The)	(9)	(306)	340.00	10/20/23	(— ) (3)
Intuit, Inc.	(230)	(13,110)	570.00	10/20/23	(14)
Marvell Technology, Inc.	(2,639)	(15,834)	60.00	10/20/23	(71)
Mastercard, Inc.	(727)	(31,261)	430.00	10/20/23	(10)
Meta Platforms, Inc.	(475)	(16,387)	345.00	10/20/23	(22)
Micron Technology, Inc.	(1,315)	(10,191)	77.50	11/17/23	(79)
Moody’s Corp.	(251)	(8,785)	350.00	10/20/23	(10)
See Notes to Schedule of Investments

VIRTUS Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023
($ reported in thousands)
Open written options contracts as of September 30, 2023 were as follows (continued):
Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options(2) (continued)
NIKE, Inc.	(1,008)	$(13,608)	$135.00	01/19/24	$(5)
NVIDIA Corp.	(877)	(43,850)	500.00	10/20/23	(97)
Pioneer Natural Resources Co.	(507)	(12,675)	250.00	10/20/23	(30)
RTX Corp.	(1,735)	(17,350)	100.00	11/17/23	(2)
Salesforce, Inc.	(543)	(14,118)	260.00	10/20/23	(1)
ServiceNow, Inc.	(167)	(10,271)	615.00	10/20/23	(31)
Sherwin-Williams Co. (The)	(457)	(13,710)	300.00	10/20/23	(1)
Starbucks Corp.	(1,419)	(15,325)	108.00	10/20/23	(1)
TJX Cos., Inc. (The)	(1,990)	(19,104)	96.00	10/20/23	(12)
Trip.com Group Ltd.	(1,761)	(6,868)	39.00	10/20/23	(26)
Uber Technologies, Inc.	(2,059)	(10,295)	50.00	10/20/23	(60)
Union Pacific Corp.	(334)	(8,183)	245.00	10/20/23	(1)
Zoetis, Inc.	(217)	(4,231)	195.00	10/20/23	(2)
Total Written Options					$(693)

Footnote Legend:
(1) Strike price not reported in thousands.
(2) Exchange-traded options.
(3) Amount is less than $500 (not in thousands).
See Notes to Schedule of Investments

VIRTUS Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of September 30, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Corporate Bonds and Notes	$1,619,116	$—	$1,616,914	$2,202(1)
Convertible Bonds and Notes	1,182,394	—	1,099,253	83,141
Equity Securities:
Common Stocks	1,729,861	1,723,142	99	6,620(1)
Convertible Preferred Stocks	88,594	88,594	—	—
Warrants	1,004	43	—	961(1)
Preferred Stock	2,296	—	—	2,296
Equity-Linked Notes	48,000	—	—	48,000
Equity-Linked Warrants	104,999	—	—	104,999
Total Assets	4,776,264	1,811,779	2,716,266	248,219
Liabilities:
Other Financial Instruments:
Written Options	(693)	(637)	(56)	—
Total Investments, Net of Written Options	$4,775,571	$1,811,142	$2,716,210	$248,219

(1)	Includes internally fair valued securities currently priced at zero ($0).
Securities held by the Fund with an end of period value of $437 were transferred from Level 3 to Level 2 due to an increase in trading activities at period end.
Securities held by the Fund with an end of period value of $19,501 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Corporate Bonds And Notes	Common Stocks	Preferred Stocks	Warrants	Equity-Linked Notes	Equity-Linked Warrants	Convertible Bonds and Notes
Investments in Securities
Balance as of June 30, 2023:	$ 148,473	$ 2,296(a)	$ 7,247(a)	$ 2,227	$ 1,165(a)	$ 29,500	$ 106,038	$ —
Net realized gain (loss)	(33)	—	—	—	—	—	(33)	—
Net change in unrealized appreciation (depreciation)(b)	(3,609)	343	(1,108)	69	(204)	(1,001)	(181)	(1,527)
Purchases	85,149	—	481	—	—	—	—	84,668
Sales(c)	(825)	—	—	—	—	—	(825)	—
Transfers into Level 3(d)	19,501	—	—	—	—	19,501	—	—
Transfers from Level 3(d)	(437)	(437)	—	—	—	—	—	—
Balance as of September 30, 2023	$ 248,219	$ 2,202(a)	$ 6,620(a)	$ 2,296	$ 961(a)	$ 48,000	$ 104,999	$ 83,141
(a) Includes internally fair valued security currently priced at zero ($0).
(b) The net change in unrealized appreciation (depreciation) on investments still held at September 30, 2023, was $(3,952).
(c) Amount is less than $500 (not in thousands).
(d) Includes paydowns on securities.
See Notes to Schedule of Investments

VIRTUS Income & Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2023
($ reported in thousands)
The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at September 30, 2023:
Investments in Securities – Assets	Ending Balance at September 30, 2023	Valuation Technique Used	Unobservable Inputs	Input Values

Preferred Stock:
LiveStyle, Inc. Series B	$ 2,296	Discounted cash flows liquidation approach	Discount rate	28.05% (27.60% - 28.50%)

Common Stocks:
CCF Holdings LLC	$ 4,450	Market and Company Comparables	EV Multiples	1.15x (0.55x - 1.93x)
				5.42x (4.19x - 6.89x)
				0.52x (0.14x - 0.84x)
			Illiquidity Discount	20%

CCF Holdings LLC Class M	$ 1,056	Market and Company Comparables	EV Multiples	1.15x (0.55x - 1.93x)
				5.42x (4.19x - 6.89x)
				0.52x (0.14x - 0.84x)
			Illiquidity Discount	20%

Erickson, Inc.	$ 154	Market and Company Comparables	EV Multiples	1.19x (0.61x - 3.13x)
				11.18x (10.91x - 14.33x)
				1.04x (0.50x - 1.92x)
			M&A Transaction Multiples	1.13x (0.62x - 1.35x)
			Illiquidity Discount	20%

LiveStyle, Inc.	$ —(1)	Discounted cash flows liquidation approach	Discount rate	28.05% (27.60% - 28.50%)

Postmedia Network Canada Corp.	$ 591	Market and Company Comparables	EV Multiples	1.25x (0.49x - 2.68x)
				8.74x (2.59x - 18.23x)
			Illiquidity Discount	10%

Warrants:
CCF Holdings LLC	$ 961	Market and Company Comparables	EV Multiples	1.15x (0.55x - 1.93x)
				5.42x (4.19x - 6.89x)
				0.52x (0.14x - 0.84x)
			Illiquidity Discount	20%
		Black-Scholes Model	Volatility	44.28%

(1) Includes internally fair valued securities currently priced at zero ($0).
See Notes to Schedule of Investments

VIRTUS Income & Growth Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2023
Note 1. Security Valuation
The Fund’s Board of Trustees have designated the Investment Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Investment Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Investment Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Investment Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.